Significant accounting policies - New Accounting Pronouncements (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Impact of new accounting pronouncements
Other non-current assets	$ (643)	$ (701)
Long-term debt	(5,985)	$ (7,312)
Early adoption effect | Accounting Standards Update 2015-03: Simplifying the Presentation of Debt Issuance Costs
Impact of new accounting pronouncements
Other non-current assets	26
Long-term debt	$ 26